                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                     Omaha, NE          May 14, 2009
-------------------------------------   ----------------   ---------------------
[Signature]                             [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               21

Form 13F Information Table Entry Total:         110

Form 13F Information Table Value Total: $40,871,225
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-719                 Blue Chip Stamps
 4.   28-554                 Buffett, Warren E.
 5.   28-1517                Columbia Insurance Co.
 6.   28-2226                Cornhusker Casualty Co.
 7.   28-06102               Cypress Insurance Company
 8.   28-11217               Fechheimer Brothers Company
 9.   28-                    GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-                    Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH Inc.
18.   28-                    U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2009

     Column 1      Column 2   Column 3     Column 4      Column 5        Column 6             Column 7               Column 8
------------------ -------- ----------- -------------- ----------- -------------------- -------------------- -----------------------
                                                                        Investment
                                                                        Discretion                               Voting Authority
                                                                   --------------------                      -----------------------
                                            Market      Shares or         (b)     (c)
                   Title of    CUSIP         Value      Principal   (a) Shared- Shared-         Other             (a)      (b)   (c)
Name of Issuer       Class     Number   (In Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared None
------------------ -------- ----------- -------------- ----------- ---- ------- ------- -------------------- ----------- ------ ----
American Express
   Co.                Com   025816 10 9      234,782    17,225,400         X            4, 2, 5, 17           17,225,400
                                             108,967     7,994,634         X            4, 13, 17              7,994,634
                                           1,639,088   120,255,879         X            4, 14, 17            120,255,879
                                              26,484     1,943,100         X            4, 3, 17, 19, 20, 21   1,943,100
                                              19,078     1,399,713         X            4, 16, 17              1,399,713
                                              11,447       839,832         X            4, 8, 17                 839,832
                                              26,608     1,952,142         X            4, 17                  1,952,142
Bank of America
   Corp.              Com   060505 10 4       34,100     5,000,000         X            4, 9, 10, 11, 14, 17   5,000,000
Burlington
   Northern
   Santa Fe           Com   12189T 10 4    4,618,138    76,777,029         X            4, 14, 17             76,777,029
Carmax Inc.           Com   143130 10 2      149,280    12,000,000         X            4, 9, 10, 11, 14, 17  12,000,000
Coca Cola             Com   191216 10 0       17,580       400,000         X            4, 17                    400,000
                                              78,055     1,776,000         X            4, 15, 17              1,776,000
                                             316,686     7,205,600         X            4, 3, 17, 19, 20, 21   7,205,600
                                           1,764,223    40,141,600         X            4, 2, 5, 17           40,141,600
                                           6,150,609   139,945,600         X            4, 14, 17            139,945,600
                                             401,668     9,139,200         X            4, 13, 17              9,139,200
                                              21,096       480,000         X            4, 16, 17                480,000
                                              40,082       912,000         X            4, 7, 17                 912,000
Comcast Corp        CLA SPL 20030N 20 0      154,440    12,000,000         X            4, 9, 10, 11, 14, 17  12,000,000
Comdisco Holding
   Co.                Com   200334 10 0        8,649     1,218,199         X            4, 14, 17              1,218,199
                                               2,151       302,963         X            4, 2, 5, 17              302,963
                                                 122        17,215         X            4, 13, 17                 17,215
ConocoPhillips        Com   20825C 10 4    2,476,012    63,228,096         X            4, 14, 17             63,228,096
                                              78,320     2,000,000         X            4, 13, 17              2,000,000
                                             234,960     6,000,000         X            4, 9, 10, 11, 14, 17   6,000,000
Constellation
   Energy Group,
   Inc.               Com   210371 10 0      306,351    14,828,207         X            4                     14,828,207
Costco Wholesale
   Corp.              Com   22160K 10 5      243,365     5,254,000         X            4, 14, 17              5,254,000
Eaton Corporation     Com   278058 10 2      117,952     3,200,000         X            4, 9, 10, 11, 14, 17   3,200,000
Gannett Inc.          Com   364730 10 1        7,585     3,447,600         X            4, 14, 17              3,447,600
General Electric
   Co.                Com   369604 10 3       78,365     7,777,900         X            4                      7,777,900
GlaxoSmithKline       ADR   37733W 10 5       46,931     1,510,500         X            4, 14, 17              1,510,500
Home Depot Inc.       Com   437076 10 2       87,172     3,700,000         X            4, 9, 10, 11, 14, 17   3,700,000
Ingersoll-Rd
   Company LTD.       CLA   G4776G 10 1        8,777       636,600         X            4                        636,000
                                              98,615     7,146,000         X            4, 9, 10, 11, 14, 17   7,146,000
Iron Mountain Inc.    Com   462846 10 6       74,762     3,372,200         X            4, 9, 10, 11, 14, 17   3,372,200
                                          ----------
                                          19,682,500
                                          ==========

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2009

     Column 1      Column 2   Column 3     Column 4      Column 5        Column 6             Column 7               Column 8
------------------ -------- ----------- -------------- ----------- -------------------- -------------------- -----------------------
                                                                        Investment
                                                                        Discretion                               Voting Authority
                                                                   --------------------                      -----------------------
                                            Market      Shares or         (b)     (c)
                   Title of    CUSIP         Value      Principal   (a) Shared- Shared-         Other             (a)      (b)   (c)
Name of Issuer       Class     Number   (In Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared None
------------------ -------- ----------- -------------- ----------- ---- ------- ------- -------------------- ----------- ------ ----
Johnson & Johnson     Com   478160 10 4      227,364     4,322,500         X            4                      4,322,500
                                             710,604    13,509,591         X            4, 14, 17             13,509,591
                                              17,111       325,300         X            4, 3, 17, 19, 20, 21     325,300
                                             477,987     9,087,200         X            4, 13, 17              9,087,200
                                              41,659       792,000         X            4, 2, 5, 12, 17          792,000
                                              30,245       575,000         X            4, 18                    575,000
                                             204,998     3,897,300         X            4, 9, 10, 11, 14, 17   3,897,300
Kraft Foods Inc.      Com   50075N 10 4    1,988,767    89,222,400         X            4, 14, 17             89,222,400
                                             686,316    30,790,300         X            4, 2, 5, 17           30,790,300
                                             222,900    10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                               5,791       259,800         X            4, 2, 5, 12, 17          259,800
                                             178,320     8,000,000         X            4                      8,000,000
Lowes Companies
   Inc.               Com   548661 10 7      118,625     6,500,000         X            4, 9, 10, 11, 14, 17   6,500,000
M & T Bank
   Corporation        Com   55261F 10 4      271,592     6,003,360         X            4, 14, 17              6,003,360
                                              24,701       546,000         X            4, 9, 10, 11, 14, 17     546,000
                                               7,496       165,700         X            4, 13, 17                165,700
Moody's               Com   615369 10 5      739,871    32,280,600         X            4, 14, 17             32,280,600
                                             360,289    15,719,400         X            4, 9, 10, 11, 14, 17  15,719,400
NRG Energy, Inc.      Com   629377 50 8      126,720     7,200,000         X            4, 9, 10, 11, 14, 17   7,200,000
Nalco Holding Co.     Com   62985Q 10 1      117,630     9,000,000         X            4, 9, 10, 11, 14, 17   9,000,000
Nike Inc.             Com   654106 10 3      358,286     7,641,000         X            4, 9, 10, 11, 14, 17   7,641,000
Norfolk Southern
   Corp.              Com   655844 10 8       65,239     1,933,000         X            4, 2, 5, 17            1,933,000
Procter & Gamble
   Co.                Com   742718 10 9    2,622,928    55,700,318         X            4, 14, 17             55,700,318
                                             954,985    20,280,000         X            4, 2, 5, 17           20,280,000
                                             293,842     6,240,000         X            4, 13, 17              6,240,000
                                             293,842     6,240,000         X            4, 3, 17, 19, 20, 21   6,240,000
                                              36,730       780,000         X            4, 15, 17                780,000
                                              73,460     1,560,000         X            4, 7, 17               1,560,000
                                              53,715     1,140,692         X            4, 9, 10, 11, 14, 17   1,140,692
                                             206,019     4,375,000         X            4                      4,375,000
Sanofi Aventis        ADR   80105N 10 5       13,644       488,500         X            4, 9, 10, 11, 14, 17     488,500
                                              80,889     2,896,133         X            4, 14, 17              2,896,133
                                               4,729       169,300         X            4, 13, 17                169,300
                                               9,775       350,000         X            4, 2, 5, 12, 17          350,000
Sun Trusts Banks
   Inc.               Com   867914 10 3       27,526     2,344,600         X            4, 14, 17              2,344,600
                                              10,096       860,000         X            4, 2, 5, 17              860,000
Torchmark Corp.       Com   891027 10 4        2,034        77,551         X             1, 4, 14, 17             77,551
                                              11,796       449,728         X             4, 2, 5, 17             449,728
                                              43,460     1,656,900         X             4, 14, 17             1,656,900
                                              16,779       639,700         X             4, 13, 17               639,700
                                          ----------
                                          11,738,760
                                          ==========

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2009

     Column 1  Column 2   Column 3      Column 4      Column 5        Column 6             Column 7                 Column 8
-------------- -------- ------------ -------------- ----------- -------------------- -------------------- --------------------------
                                                                     Investment
                                                                     Discretion                                 Voting Authority
                                                                --------------------                      --------------------------
                                         Market      Shares or         (b)     (c)
               Title of     CUSIP         Value      Principal   (a) Shared- Shared-         Other             (a)      (b)    (c)
Name of Issuer   Class      Number   (In Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared  None
-------------- -------- ------------ -------------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
US Bancorp     Com       902973 30 4      340,520    23,307,300         X            4, 2, 5, 17           23,307,300
                                          303,432    20,768,826         X            4, 14, 17             20,768,826
                                          122,213     8,365,000         X            4                      8,365,000
                                          146,100    10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                           31,762     2,174,000         X            4, 2, 5, 12, 17        2,174,000
                                           25,494     1,745,000         X            4, 18                  1,745,000
                                           39,144     2,679,300         X            4, 9, 10, 11, 14, 17   2,679,300
USG
   Corporation Com       903293 40 5      129,919    17,072,192         X            4, 14, 17             17,072,192
Union Pacific
   Corp.       Com       907818 10 8      366,126     8,906,000         X            4, 2, 5, 17            8,906,000
                                           26,804       652,000         X            4, 14, 17                652,000
United Parcel
   Service
   Inc.        Com       911312 10 6       70,345     1,429,200         X            4                      1,429,200
United Health
   Group Inc.  Com       91324P 10 2       94,185     4,500,000         X            4, 9, 10, 11, 14, 17   4,500,000
Wabco Holdings
   Inc.        Com       92927K 10 2       33,237     2,700,000         X            4, 9, 10, 11, 14, 17   2,700,000
Wal-Mart
   Stores,
   Inc.        Com       931142 10 3      989,811    18,998,300         X            4, 14, 17             18,998,300
                                           49,287       946,000         X            4, 9, 10, 11, 14, 17     946,000
Washington
   Post Co.    Cl B      939640 10 8      319,356       894,304         X            4, 14, 17                               894,304
                                           52,962       148,311         X            4, 5, 1, 6, 14, 17                      148,311
                                          231,460       648,165         X            4, 13, 17                               648,165
                                           13,207        36,985         X            4, 15, 17                                36,985
Wells Fargo &
   Co. Del     Com       949746 10 1      761,689    53,489,420         X            4, 2, 5, 17           53,489,420
                                          180,039    12,643,200         X            4, 3, 17, 19, 20, 21  12,643,200
                                          545,578    38,313,040         X            4, 13, 17             38,313,040
                                           39,701     2,788,000         X            4, 15, 17              2,788,000
                                           14,240     1,000,000         X            4, 17                  1,000,000
                                        1,987,133   139,545,832         X            4, 14, 17            139,545,832
                                           22,922     1,609,720         X            4, 16, 17              1,609,720
                                           24,208     1,700,000         X            4, 8, 17               1,700,000
                                           11,677       820,000         X            4, 7, 17                 820,000
                                          313,280    22,000,000         X            4, 9, 10, 11, 14, 17  22,000,000
                                          227,840    16,000,000         X            4, 1, 6, 14, 17       16,000,000
                                          113,920     8,000,000         X            4                      8,000,000
                                           38,448     2,700,000         X            4, 2, 5, 12, 17        2,700,000
                                           28,480     2,000,000         X            4, 18                  2,000,000
Wellpoint Inc. Com      949773V 10 7      181,394     4,777,300         X            4, 9, 10, 11, 14, 17   4,777,300
Wesco Finl
   Corp.       Com       950817 10 6    1,574,052     5,703,087         X            4, 3, 17               5,703,087
                                      -----------
                                        9,449,965
                                      -----------
   GRAND TOTAL                        $40,871,225
                                      ===========